Summary of Significant Accounting Policies (Details) - Schedule of Percentages of Total Revenue Disaggregated by Sales - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue percentages	100.00%	100.00%
Wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenue percentages	72.70%	57.70%
Direct to consumer [Member]
Disaggregation of Revenue [Line Items]
Total revenue percentages	27.30%	31.90%
Related party service [Member]
Disaggregation of Revenue [Line Items]
Total revenue percentages		10.40%